THE TIMOTHY PLAN

1055 Maitland Center Commons

Maitland, FL 32751

August 18, 2023

EDGAR CORRESPONDENCE

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Fund Class I shares Strategic Growth Fund and Conservative Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 117 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 117 has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur Ally

President & Chairman of the Board